Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2013
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below (in thousands):

	Fair Value Measurements at December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Money market deposit account	$75,867	$—	$—	$75,867
Liabilities:
Interest rate swap agreement	$—	$183	$—	$183

	Fair Value Measurements at December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Money market deposit account	$871	$—	$—	$871
Liabilities:
Interest rate swap agreement	$—	$85	$—	$85

	Fair Value Measurements at September 30, 2013 (unaudited)
	Level 1	Level 2	Level 3	Total
Assets:
Money market deposit account	$872	$—	$—	$872
Liabilities:
Interest rate swap agreement	$—	$26	$—	$26